LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LEASES
Operating cash flows from operating leases	¥ 19,615	¥ 25,583
Operating cash flows from finance lease	¥ 0	¥ 0